SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jul. 20, 2023 $ / shares
Exchange rate		3.63	3.52
Severance pay expenses		$ 375,000	$ 253,000	$ 181,000
Shareholder equity	[1]	9,190,000	21,261,000
Keyarch Acquisition Corporation [Member]
Offering cost		3,471,734	131,420
Shareholder equity		$ (4,155,691)	116,657
Discount amount			$ 131,420
Common stock subject to possible redemption, shares | shares		2,377,318	11,500,000
Redemption price per share | $ / shares		$ 10.10			$ 10.50
Federal depository insurance coverage value		$ 250,000
Unrecognized tax benefits		0	$ 0
Keyarch Acquisition Corporation [Member] | Public shares [Member]
Temporary equity carrying value		3,105,119
Keyarch Acquisition Corporation [Member] | Public Warrants and Public Rights [Member]
Shareholder equity		366,615
IPO [Member] | Keyarch Acquisition Corporation [Member]
Offering cost		3,471,734
Discount amount		$ 131,420
Share-Based Payment Arrangement, Option [Member]
Antidilutive securities | shares		834,172	711,539
Warrant [Member]
Antidilutive securities | shares		39,710	39,710

[1]	Adjusted to reflect reverse stock split, see Note 11